Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

For option grants awarded to our employees, including executive officers, grants of options are currently made on a discretionary basis under the 2017 Plan. For option grants to our non-employee directors, grants are made on or around the date of each annual meeting of stockholders to each non-employee director in office immediately following such meeting. See “Director Compensation” below. Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	For option grants awarded to our employees, including executive officers, grants of options are currently made on a discretionary basis under the 2017 Plan. For option grants to our non-employee directors, grants are made on or around the date of each annual meeting of stockholders to each non-employee director in office immediately following such meeting. See “Director Compensation” below. Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false